Operating Costs and Non-underlying Items	12 Months Ended
Dec. 31, 2017
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Operating Costs and Non-underlying Items

3. OPERATING COSTS AND NON-UNDERLYING ITEMS

BRAND AND MARKETING INVESTMENT

Brand and marketing investment includes costs incurred for the purpose of building and maintaining brand equity and awareness. These include media, advertising production, promotional materials and engagement with consumers. These costs are charged to the income statement as incurred.

RESEARCH AND DEVELOPMENT

Expenditure on research and development includes staff costs, material costs, depreciation of property, plant and equipment and other costs directly attributable to research and product development activities. These costs are charged to the income statement as incurred.

NON-UNDERLYING ITEMS

Non-underlying items are costs and revenues relating to gains and losses on business disposals, acquisition and disposal-related costs, restructuring costs, impairments and other one-off items within operating profit, and other significant and unusual items within net profit but outside of operating profit, which we collectively term non-underlying items due to their nature and/or frequency of occurrence. These items are significant in terms of nature and/or amount and are relevant to an understanding of our financial performance.

Restructuring costs are charges associated with activities planned by management that significantly change either the scope of the business or the manner in which it is conducted.

	€ million	€ million	€ million
	2017	2016	2015
Turnover	53,715	52,713	53,272
Cost of sales	(30,547)	(30,229)	(30,808)
of which: Distribution costs	(3,241)	(3,246)	(3,358)

Gross profit	23,168	22,484	22,464
Selling and administrative expenses	(14,311)	(14,683)	(14,949)
of which: Brand and marketing investment	(7,566)	(7,731)	(8,003)
Research and development	(900)	(978)	(1,005)

Operating profit	8,857	7,801	7,515

NON-UNDERLYING ITEMS(a)

Non-underlying items are disclosed on the face of the income statement to provide additional information to users to help them better understand underlying business performance.

		€ million	€ million	€ million
	Notes	2017	2016	2015
Non-underlying items within operating profit before tax		(543)	(823)	(796)
Acquisition and disposal-related costs		(159)	(132)	(105)
Gain/(loss) on disposal of group companies(b)		334	(95)	(9)
Restructuring costs		(638)	(578)	(446)
Impairments and other one-off items(c)		(80)	(18)	(236)
Tax on non-underlying items within operating profit		77	213	180
Non-underlying items within operating profit after tax		(466)	(610)	(616)
Non-underlying items not in operating profit but within net profit before tax
Premium paid on buy back of preference shares	25	(382)	-	-
Tax impact of non-underlying items not in operating profit but within net profit		578	-	-
Tax on premium paid on buy back of preference shares (non deductible)		-	-	-
Impact of US tax reform	6A	578	-	-
Non-underlying items not in operating profit but within net profit after tax		196	-	-
Non-underlying items after tax(d)		(270)	(610)	(616)

Attributable to:
Non-controlling interest		(8)	(9)	(11)
Shareholders’ equity		(262)	(601)	(605)

(a)	Previously we have reported non-core items. From 2017 we report non-underlying items and have revised the presentation of 2016 and 2015 information.
(b)	2017 includes a gain of €309 million from the sale of AdeS soy beverage business in Latin America.
(c)	2017 includes an €80 million charge for legal cases in relation to investigations by national competition authorities including those within Italy and South Africa. 2016 includes €18 million in foreign exchange losses resulting from remeasurement of the Argentinian business (2015: €52 million). 2015 includes an €86 million charge for legal cases related to a number of investigations by local competition regulators, a €14 million charge relating to other one-off legal cases, and €84 million in foreign exchange losses resulting from remeasurement of the Venezuelan business.
(d)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax

OTHER

Other significant cost items within operating costs include:

		€ million	€ million	€ million
	Notes	2017	2016	2015
Staff costs	4A	(6,712)	(6,523)	(6,555)
Raw and packaging materials and goods purchased for resale		(21,579)	(21,122)	(21,543)
Amortisation of finite-life intangible assets and software	9	(365)	(310)	(273)
Depreciation of property, plant and equipment	10	(1,173)	(1,154)	(1,097)
Exchange gains/(losses):		(214)	(209)	(87)
On underlying transactions		(51)	(28)	(118)
On covering forward contracts		(163)	(181)	31
Lease rentals:		(557)	(531)	(534)
Minimum operating lease payments		(568)	(536)	(546)
Less: Sub-lease income relating to operating lease agreements		11	5	12